Significant Accounting Policies - Reconciliation Of Net Loss Per Ordinary Share (Detail) - USD ($)			3 Months Ended			6 Months Ended	9 Months Ended
		Jan. 26, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021
Numerator: Net income allocable to Ordinary Shares subject to possible redemption
Basic and diluted weighted average shares outstanding	[1]	8,750,000
Basic and diluted net income per share, Ordinary Shares subject to possible redemption		$ 0.00	$ 0.11				$ 0.12
Basic and diluted weighted average shares outstanding not subject to possible redemption	[1]	8,750,000
Basic and diluted net loss per ordinary share		$ 0.00	$ 0.11				$ 0.12
Numerator: Net loss minus redeemable net earnings
Adjusted Non-Redeemable Net loss		$ 5,000	$ (5,454,687)			$ 994,586	$ (4,460,101)
Class A Common Stock Subject To Possible Redemption
Numerator: Net income allocable to Ordinary Shares subject to possible redemption
Net income allocable to Ordinary Shares			$ 4,363,750				$ 3,344,981
Basic and diluted net income per share, Ordinary Shares subject to possible redemption			$ 0.11				$ 0.12
Basic and diluted net loss per ordinary share			$ 0.11				$ 0.12
Common Class B
Numerator: Net income allocable to Ordinary Shares subject to possible redemption
Basic and diluted weighted average shares outstanding			10,062,500				9,640,625
Basic and diluted net income per share, Ordinary Shares subject to possible redemption			$ 0.11	$ (0.01)	$ (0.02)	$ (0.02)	$ 0.12
Basic and diluted weighted average shares outstanding not subject to possible redemption			10,062,500				9,640,625
Basic and diluted net loss per ordinary share			$ 0.11	$ (0.01)	$ (0.02)	$ (0.02)	$ 0.12
Numerator: Net loss minus redeemable net earnings
Adjusted Non-Redeemable Net loss			$ 1,090,937				$ 1,115,120
Class A Redeemable Common Stock [Member]
Numerator: Net income allocable to Ordinary Shares subject to possible redemption
Basic and diluted weighted average shares outstanding			40,250,000				28,918,582
Basic and diluted weighted average shares outstanding not subject to possible redemption			40,250,000				28,918,582
Class A Non Redeemable Common Stock [Member]
Numerator: Net income allocable to Ordinary Shares subject to possible redemption
Basic and diluted weighted average shares outstanding			10,062,500				9,640,625
Basic and diluted weighted average shares outstanding not subject to possible redemption			10,062,500				9,640,625

[1]	Excludes an aggregate of up to 1,312,500 Class B ordinary shares that are subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter (see Note 4). On February 12, 2021, the Company effected a 33-for-25 share split with respect to the founder shares, resulting in an aggregate of 9,487,500 founder shares issued and outstanding. On March 22, 2021, the Company effected a 35-for-33 share split with respect to the founder shares, resulting in an aggregate of 10,062,500 founder shares issued and outstanding. All share and per-share amounts have been retroactively restated to reflect the share capitalizations (see Note 4).